Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Anchor Investors

Six unaffiliated qualified institutional buyers (who are also not affiliated with the Sponsor or any member of the Company’s management team) purchased Units in the Initial Public Offering at a level of 9.9% of the Units subject to the Initial Public Offering (which aggregates to 59.4% of the Units subject to the Initial Public Offering) and entered into subscription agreements with the Sponsor to memorialize their agreement. The Company refers to these investors as “anchor investors.” In consideration of providing these agreements, the anchor investors each purchased membership interests in the Sponsor, for nominal consideration, entitling them to an interest in an aggregate of 270,000 founder shares held by the Sponsor or 45,000 founder shares for each anchor investor (which the Company refers to as the “anchor founder shares”). The anchor founder shares are treated the same in all material respects as the founder shares held by the Sponsor. Discussions with each anchor investor were separate and the arrangements with them are not contingent on each other. Further, to the Company’s knowledge, the anchor investors are not affiliated with each other and are not acting together with regards to the Company. The amount of the fair value of subscription agreements with the anchor investors in excess of the amount paid was treated as contributed capital and offering costs related to the Initial Public Offering.

Pursuant to the subscription agreements with the Sponsor, the anchor investors have not been granted any material additional shareholder or other rights, and are only being issued membership interests in the Sponsor with no right to control the Sponsor or vote or dispose of the anchor founder shares (which will continue to be held by the Sponsor until following the initial Business Combination). Further, the anchor investors are not required to: (i) hold any Units, ordinary shares or warrants they may purchase in the Initial Public Offering or thereafter for any amount time, (ii) vote any ordinary shares they may own at the applicable time in favor of the initial Business Combination or (iii) refrain from exercising their right to redeem their ordinary shares at the time of the initial Business Combination. The purchases by the anchor investors of Units in the Initial Public Offering or the Company’s securities in the open market (or both) could, if they hold such securities, allow the anchor investors or any one of them to assert influence over the Company, including with respect to the initial Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on October 29, 2020, the holders of the founder shares, the Private Placement Warrants and underlying securities, and any securities issued upon conversion of Working Capital Loans (and underlying securities) will be entitled to registration rights pursuant to a registration rights agreement. The holders of at least a majority in interest of the then-outstanding number of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding the foregoing, Imperial, I-Bankers and Northland may not exercise their demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $2,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. The deferred fee has subsequently been reduced under the specific terms described in Note 10, item (3).

NOTE 6. COMMITMENTS AND CONTINGENCIES

Anchor Investors

Six unaffiliated qualified institutional buyers (who are also not affiliated with the Sponsor or any member of the Company’s management team) purchased Units in the Initial Public Offering at a level of 9.9% of the Units subject to the Initial Public Offering (which aggregates to 59.4% of the Units subject to the Initial Public Offering) and entered into subscription agreements with the Sponsor to memorialize their agreement. The Company refers to these investors as “anchor investors.” In consideration of providing these agreements, the anchor investors each purchased membership interests in the Sponsor, for nominal consideration, entitling them to an interest in an aggregate of 270,000 founder shares held by the Sponsor or 45,000 founder shares for each anchor investor (which the Company refers to as the “anchor founder shares”). The anchor founder shares are treated the same in all material respects as the founder shares held by the Sponsor. Discussions with each anchor investor were separate and the arrangements with them are not contingent on each other. Further, to the Company’s knowledge, the anchor investors are not affiliated with each other and are not acting together with regards to the Company. The amount of the fair value of subscription agreements with the anchor investors in excess of the amount paid was treated as contributed capital and offering costs related to the Initial Public Offering.

Pursuant to the subscription agreements with the Sponsor, the anchor investors have not been granted any material additional shareholder or other rights, and are only being issued membership interests in the Sponsor with no right to control the Sponsor or vote or dispose of the anchor founder shares (which will continue to be held by the Sponsor until following the initial Business Combination). Further, the anchor investors are not required to: (i) hold any Units, ordinary shares or warrants they may purchase in the Initial Public Offering or thereafter for any amount time, (ii) vote any ordinary shares they may own at the applicable time in favor of the initial Business Combination or (iii) refrain from exercising their right to redeem their ordinary shares at the time of the initial Business Combination. The purchases by the anchor investors of Units in the Initial Public Offering or the Company’s securities in the open market (or both) could, if they hold such securities, allow the anchor investors or any one of them to assert influence over the Company, including with respect to the initial Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on October 29, 2020, the holders of the founder shares, the Private Placement Warrants and underlying securities, and any securities issued upon conversion of Working Capital Loans (and underlying securities) will be entitled to registration rights pursuant to a registration rights agreement. The holders of at least a majority in interest of the then-outstanding number of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding the foregoing, Imperial, I-Bankers and Northland may not exercise their demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $2,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.